Other Receivables And Prepaid Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Other Receivables And Prepaid Expenses [Abstract]
Deferred income taxes, net	$ 31,801		$ 35,263
Prepaid expenses	45,219		37,504
Government institutions	56,340		72,266
Derivative instruments	35,580		20,520
Held-for-sale investment	1,172	[1]	1,748	[1]
Other	9,991		12,723
Other receivables and prepaid expenses	$ 180,103		$ 180,024

[1]	See Note 1(D).